Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances

Components of changes in non-cash working capital balances are as follows:

	2019	2018
Accounts receivable	$51,152	$(32,709)
Inventory	1,157	(7,504)
Accounts payable and accrued liabilities	(61,376)	23,225
	$(9,067)	$(16,988)
Pertaining to:
Operations	$(4,493)	$(17,880)
Investments	(4,574)	892

Components of Accounts Receivable	The components of accounts receivable are as follows:
	2019	2018
Trade	$211,797	$264,589
Accrued trade	32,167	47,426
Prepaids and other	66,240	60,321
	$310,204	$372,336

Components of Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	2019	2018
Accounts payable	$91,468	$129,493
Accrued liabilities:
Payroll	54,334	73,682
Other	53,676	71,314
	$199,478	$274,489

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:
	2019	2018
Wages, salaries and benefits	$697,935	$728,101
Purchased materials, supplies and services	429,365	422,359
Share based compensation	22,115	15,598
	$1,149,415	$1,166,058
Allocated to:
Operating expense	$1,038,967	$1,067,264
General and administrative	104,010	111,830
Restructuring	6,438	1,164
Other recoveries	—	(14,200)
	$1,149,415	$1,166,058